Other Non-current Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Security deposits for lease contracts including restricted cash	€ 892	€ 892